SHARE-BASED COMPENSATION (Details 4)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 20, 2011 Non-employees USD ($)	Dec. 31, 2012 Non-employees CNY	Dec. 31, 2012 Non-employees USD ($)	Apr. 20, 2007 Founders USD ($)	Mar. 31, 2011 Founders USD ($)	Dec. 31, 2012 Founders CNY	Dec. 31, 2011 Founders CNY	Dec. 31, 2010 Founders CNY	Jul. 07, 2009 Founders
Share-based compensation
Options granted (in shares)	2,130,000	2,130,000	25,954,666	3,662,350	1,100,000			3,400,000
Exercise price (in dollars per share)					$ 0.41			$ 0.0001
Weighted average exercise price (in dollars per share)					$ 0.16
Options to purchase ordinary shares, outstanding (in shares)	41,942,758	41,942,758					3,028,000						2,400,000
Options to purchase ordinary shares, exercisable (in shares)							3,028,000
Estimated fair value of options granted (in CNY or dollars)						1,615,000
Options outstanding with exercise price below estimated fair value of entity's share (in shares)							1,910,000
Aggregate intrinsic value (in CNY or dollars per share)						633,000	422,588
Percentage of options vesting on the first anniversary from the date of meeting of performance condition								25.00%
Percentage of options vesting on the second anniversary from the date of meeting of performance condition								25.00%
Percentage of options vesting on the third anniversary from the date of meeting of performance condition								25.00%
Percentage of options vesting on the fourth anniversary from the date of meeting of performance condition								25.00%
First anniversary for option vesting from the date of meeting of performance condition								12 months
Second anniversary for option vesting from the date of meeting of performance condition								24 months
Third anniversary for option vesting from the date of meeting of performance condition								36 months
Fourth anniversary for option vesting from the date of meeting of performance condition								48 months
Period by which vesting of options is accelerated											12 months
Net incremental stock-based compensation (in CNY or dollars)									0
Share-based compensation expense (in CNY or dollars)	$ 2,583,000	16,088,000	26,956,000	72,162,000						0	1,084,000	8,992,000